Share-based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Compensation [Abstract]
Share-based Compensation
16. Share-based Compensation
The table below sets forth the allocation of share-based compensation expenses:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cost of revenues	3,642	4,641	7,862
Sales and marketing expenses	2,007	4,821	10,521
Research and development expenses	9,241	19,738	33,775
General and administrative expenses	8,446	7,225	20,043

Total	23,336	36,425	72,201

NetEase Plan
(a) Description of restricted share units plan
In November 2009, NetEase adopted a restricted share units plan for NetEase’s employees, directors and consultants (the “2009 RSU Plan”). NetEase has reserved 323,694,050 ordinary shares for issuance under the plan. The 2009 RSU Plan was adopted by a resolution of the board of directors on November 17, 2009 and became effective for a term of ten years unless sooner terminated.
In October 2019, NetEase adopted a 2019 restricted share unit plan (the “2019 Plan”) for its employees, directors and others. The 2019 Plan has a ten-year
term and a maximum number of 322,458,300 ordinary shares available for issuance pursuant to all awards under the plan.

(b) Share-based compensation expenses
NetEase recognizes share-based compensation expenses in its consolidated statements of operations and comprehensive loss based on awards ultimately expected to vest, after considering estimated forfeitures. Forfeitures are estimated based on the NetEase’s historical experience over the last five years and revised in subsequent periods if actual forfeitures differ from those estimates.
The corresponding share-based compensation expenses were allocated to the Group based on grants to the Group’s employees, amounting to RMB4,356, RMB2,682 and RMB1,043 which is treated as deemed contribution from NetEase Group and recorded in additional paid-in
capital, for the years ended December 31, 2019, 2020 and 2021, respectively.
Youdao Plan
(a) Description of share incentive plan
On February 3, 2015, the Company adopted an option and restricted share unit plan for the Company’s employees, directors and consultants (the “2015 Share Incentive Plan” or “2015 Plan”). The 2015 Plan was adopted in February 2015 and became effective for a term of ten years unless sooner terminated, initially 8,000,000 ordinary shares of the Company was reserved. In April 2018, the Company further reserved an additional 2,222,222 ordinary shares for the 2015 Plan, which resulted in the total number of ordinary shares reserved under the 2015 Plan to be 10,222,222.
(b) Valuation
The Group uses binomial option pricing model to determine fair value of the share-based awards. The fair value of each option granted for the years ended December 31, 2019, 2020 and 2021 is estimated on the date of grant using the following assumptions:

	For the year ended December 31,
	2019	2020	2021
Expected volatility	46.50%-46.90%	48.90%-52.20%	52.40%-62.40%
Expected dividends yield	0%	0%	0%
Risk-free interest rate	2.10%-2.60%	0.30%-1.69%	0.58%-0.87%
Expected term (in years)	6	6	6
Fair value of underlying ordinary share (US$)	6.35-7.29	16.00-42.31	9.44-35.99
The expected volatility at the grant date and each option valuation date was estimated based on the annualized standard deviation of the daily return embedded in historical share prices of comparable peer companies with a time horizon close to the expected expiry of the term of the options. The Company has not declared or paid any cash dividends on its capital stock, and the Company does not anticipate any dividend payments in the foreseeable future. Expected term is the contract life of the options. The Company estimated the risk-free interest rate based on the yield to maturity of U.S. treasury bonds denominated in USD at the option valuation date.

The following table presents a summary of the Company’s options activities for the years ended December 31, 2019, 2020 and 2021:

	Number of options	Weighted average exercise price per share	Weighted average remaining contractual life	Aggregate intrinsic value
	(in thousands)	US$	Years	US$
Outstanding as of January 1, 2019	6,991	2.13	3.40	29,468
Granted	2,072	3.50
Forfeited	(734)	2.60

Outstanding as of December 31, 2019	8,329	2.43	3.06	97,000

Granted	888	4.00
Exercised	(2,962)	1.84
Forfeited	(353)	3.14

Outstanding as of December 31, 2020	5,902	2.92	3.07	139,326

Granted	1,095	4.50
Exercised	(1,538)	2.45
Forfeited	(554)	3.75

Outstanding as of December 31, 2021	4,905	3.33	2.94	44,871

Vested and exercisable as of December 31, 2020	2,182	2.32	1.89	52,828
Vested and exercisable as of December 31, 2021	1,841	2.66	1.71	18,085
The weighted average grant date fair value of share options granted during the years ended December 31, 2019, 2020 and 2021 were US$4.12, US$23.37 and US$23.30, respectively. The total fair value of options vested during the years ended December 31, 2019, 2020 and 2021 were RMB2,771, RMB11,087 and RMB34,618 (US$5,432), respectively.
Under the option plan, options are only exercisable subject to the grantee’s continuous service and completion of the Company’s IPO, and options for which the service condition has been satisfied are forfeited should employment terminate before the Company’s public listing. As the effectiveness of an IPO is not within the control of the Company, it is not deemed probable to occur for accounting purposes until the effective date of the IPO which was on October 24, 2019. Therefore, for the year ended December 31, 2019, no compensation expenses were recorded for the share options granted to the Group’s employees. As of December 31, 2021, the unrecognized compensation expenses related to the options granted under the 2015 Plan was estimated to US$16,639 (RMB106,034) and is expected to be recognized through the remaining vesting period of each grant. As of December 31, 2021, the weighted average remaining vesting period was 2.36 years.